Non-controlling interests (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2015	Nov. 30, 2011	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			¥ 37,439	¥ 37,439
Capital contribution from NCI	¥ 1,459	¥ 32,906	2,450	139	¥ 11,000
Net profit (loss) and total comprehensive income attributable to NCI			(4,234)	22,359	8,314
Dividends paid to NCI			(21,145)
Payments to NCI upon liquidation of Haibo Education and Haibo Logistics			(3,713)	0	0
Balance at June 30, 2020			10,797	37,439	37,439
Haibo Education [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019				22,850
Capital contribution from NCI			0
Net profit (loss) and total comprehensive income attributable to NCI			(3,478)
Dividends paid to NCI			(17,670)
Payments to NCI upon liquidation of Haibo Education and Haibo Logistics			(1,702)
Balance at June 30, 2020			0		22,850
Haibo Logistic [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019				6,165
Capital contribution from NCI			0
Net profit (loss) and total comprehensive income attributable to NCI			(679)
Dividends paid to NCI			(3,475)
Payments to NCI upon liquidation of Haibo Education and Haibo Logistics			(2,011)
Balance at June 30, 2020			0		¥ 6,165
Zhenjiang Jianghe High School of Art [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			8,424
Capital contribution from NCI			0
Net profit (loss) and total comprehensive income attributable to NCI			(27)
Dividends paid to NCI			0
Payments to NCI upon liquidation of Haibo Education and Haibo Logistics			0
Balance at June 30, 2020			8,397	8,424
Juxian Technology [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2019			0
Capital contribution from NCI			2,450
Net profit (loss) and total comprehensive income attributable to NCI			(50)
Dividends paid to NCI			0
Payments to NCI upon liquidation of Haibo Education and Haibo Logistics			0
Balance at June 30, 2020			¥ 2,400	¥ 0